Transactions With Related Parties (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Transactions with Related Parties (Textuals) [Abstract]
Fees received for providing asset and property management service			$ 0.3
Amount Incurred For leased office space	$ 2.7	$ 3.0	$ 2.9